Document And Entity Information	12 Months Ended
Mar. 31, 2021 USD ($) shares
Cover [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	BF Garden Tax Credit Fund IV L.P.
Entity Central Index Key	0000913778
Current Fiscal Year End Date	--03-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float | $	$ 0
Entity Common Stock, Shares Outstanding | shares	0
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Small Business	true